UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

         January 1, 2018          to ______December 31, 2018

Date of Report (Date of earliest event reported) _____February 12, 2019

Commission File Number of securitizer: _____025-02333

Central Index Key Number of securitizer: _____0001656807

____________________Nicole Anderson, (888) 850-1846_______________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: __________________

_______________________BlueVirgo Capital Management, LLC_______________________
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________________
Central Index Key Number of underwriter (if applicable):  __________________

___________________________ ________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2019

BLUEVIRGO CAPITAL MANAGEMENT, LLC
(Securitizer)

By: /s/ Nicole Anderson
Name: Nicole Anderson
Title: Chief Executive Officer